INCOME TAXES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax expense - current
Income tax benefit -deferred			(517,978)	(668,216)
Increase in valuation allowance			517,978	668,216
Total income tax expense